SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Revenue from Significant Partners (Details) - Revenue from Contract with Customer Benchmark - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Partner A
Concentration Risk [Line Items]
Concentration risk, percentage	47.00%	24.00%
Partner B
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%	28.00%
Partner C
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%
Partner D
Concentration Risk [Line Items]
Concentration risk, percentage		11.00%